UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888
                                                     ---------

                   Oppenheimer Institutional Money Market Fund
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 08/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.3%
----------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, 5.33%, 11/2/07                                             $  25,000,000   $    25,000,000
----------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York, 5.33%, 11/2/07                                        93,500,000        93,500,000
----------------------------------------------------------------------------------------------------------------
Calyon, New York, 5.30%, 9/13/07 1                                                100,000,000        99,999,127
----------------------------------------------------------------------------------------------------------------
Citibank NA, 5.32%, 9/21/07                                                        50,000,000        50,000,000
----------------------------------------------------------------------------------------------------------------
Dexia Credit Local, New York, 5.505%, 10/2/07                                      50,000,000        50,000,214
----------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, Stamford CT, 5.52%, 11/28/07                50,000,000        50,000,000
----------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
5.33%, 11/7/07                                                                     50,000,000        50,000,000
5.55%, 11/30/07                                                                    50,000,000        50,000,000
----------------------------------------------------------------------------------------------------------------
Societe Generale, New York:
5.33%, 10/31/07                                                                    50,000,000        50,000,000
5.69%, 12/3/07                                                                     75,000,000        75,000,000
----------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 5.33%, 11/5/07                                           50,000,000        50,000,000
----------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., New York, 5.33%, 10/9/07                                    60,000,000        60,000,000
                                                                                                ----------------
Total Certificates of Deposit (Cost $703,499,341)                                                   703,499,341
----------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--27.0%
----------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC:
5.26%, 10/2/07                                                                    125,000,000       124,433,819
5.26%, 10/3/07                                                                     75,000,000        74,649,333
----------------------------------------------------------------------------------------------------------------
Danske Corp., 5.41%, 9/4/07 2                                                      23,500,000        23,489,680
----------------------------------------------------------------------------------------------------------------
Deutsche Bank Financial LLC:
5.15%, 9/4/07                                                                      35,700,000        35,684,679
5.25%, 10/23/07                                                                    50,000,000        49,620,833
----------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
5.25%, 10/26/07 2                                                                  50,000,000        49,598,958
5.43%, 11/28/07 2                                                                  27,800,000        27,431,001
5.50%, 11/30/07 2                                                                  50,000,000        49,312,500
----------------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
5.25%, 10/23/07                                                                    49,000,000        48,628,417
5.26%, 11/8/07                                                                     75,000,000        74,254,833
----------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, Sydney:
5.245%, 10/16/07                                                                   75,000,000        74,508,281
5.25%, 9/10/07                                                                     26,100,000        26,065,744
5.25%, 10/26/07                                                                    35,000,000        34,719,271
5.265%, 9/20/07                                                                     6,700,000         6,681,382
----------------------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
5.26%, 9/28/07                                                                     10,500,000        10,458,578
5.365%, 2/29/08                                                                    50,000,000        48,651,299
----------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp., 5.30%, 9/28/07                                            60,000,000        59,762,625
----------------------------------------------------------------------------------------------------------------
Nationwide Building Society:
5.25%, 10/22/07 2                                                                  52,000,000        51,613,250
5.25%, 10/26/07 2                                                                  30,000,000        29,759,375
5.255%, 9/24/07 2                                                                  25,000,000        24,916,066
5.255%, 10/9/07 2                                                                 122,000,000       121,322,893
----------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 5.41%, 7/21/08 1,3                                     49,000,000        49,033,819
----------------------------------------------------------------------------------------------------------------
Societe Generale North America:
5.245%, 10/24/07                                                                   25,000,000        24,806,955
5.25%, 9/13/07                                                                     50,000,000        49,906,324
5.25%, 10/5/07                                                                     20,000,000        19,900,833
----------------------------------------------------------------------------------------------------------------


                 1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL
                                                                                       AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------
Swedbank AB, 5.24%, 10/24/07                                                    $  50,000,000   $    49,614,278
----------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB:
5.25%, 10/5/07                                                                     45,000,000        44,776,875
5.26%, 9/7/07                                                                      14,800,000        14,787,025
5.425%, 11/8/07                                                                    50,000,000        49,503,222
5.425%, 11/9/07                                                                   100,000,000        98,960,208
----------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.245%, 10/15/07                                                                   50,000,000        49,679,472
5.30%, 11/8/07                                                                     50,000,000        49,499,444
                                                                                                ----------------
Total Direct Bank Obligations (Cost $1,546,031,272)                                               1,546,031,272
----------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--60.9%
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.8%
Amsterdam Funding Corp.:
5.27%, 10/4/07 2                                                                   25,000,000        24,879,229
6.10%, 10/19/07 2                                                                  40,000,000        39,674,667
6.175%, 9/24/07 2                                                                 100,000,000        99,605,007
----------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 5.95%, 11/28/07 2                                            50,000,000        49,272,778
----------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2007-SN1, 5.611%, 6/16/08 1,4                 27,108,843        27,108,843
----------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
5.27%, 9/12/07                                                                     50,000,000        49,919,486
6.25%, 9/4/07                                                                     120,000,000       119,937,500
----------------------------------------------------------------------------------------------------------------
Crown Point Capital Co.:
5.32%, 9/6/07                                                                      50,000,000        49,963,056
5.60%, 9/14/07                                                                     30,000,000        29,939,333
----------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 5.27%, 9/21/07                                                 30,000,000        29,912,167
----------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II:
5.27%, 10/23/07                                                                    75,000,000        74,429,083
5.27%, 10/26/07                                                                    20,000,000        19,838,972
----------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
5.26%, 9/6/07 2                                                                    47,473,000        47,438,318
5.50%, 11/7/07 2                                                                   50,000,000        49,488,194
5.50%, 11/9/07 2                                                                   61,250,000        60,604,323
----------------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
5.26%, 9/13/07 2                                                                   16,481,000        16,452,103
5.26%, 9/17/07 2                                                                   30,316,000        30,245,128
----------------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 6.10%, 9/4/07                                                  35,000,000        34,982,208
----------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5.26%, 10/18/07 2                                                                  50,000,000        49,656,639
5.27%, 9/18/07 2                                                                   25,344,000        25,280,929
5.48%, 11/9/07 2                                                                  118,501,000       117,256,345
----------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., 6.10%, 11/13/07 2                                          60,276,000        59,530,419
----------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
5.26%, 9/21/07 2                                                                   67,015,000        66,819,167
5.27%, 10/5/07 2                                                                   36,173,000        35,992,959
----------------------------------------------------------------------------------------------------------------
Saint Germain Holdings, Inc.:
5.31%, 11/8/07 3                                                                   47,000,000        46,528,590
5.35%, 11/5/07 3                                                                   45,000,000        44,565,313
----------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 5.29%, 11/2/07 2                                            50,000,000        49,544,472
----------------------------------------------------------------------------------------------------------------


                 2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL
                                                                                       AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 5.27%, 10/4/07 2                                        $  40,000,000   $    39,806,767
----------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.31%, 9/18/07 2                                             34,000,000        33,914,745
                                                                                                ----------------
                                                                                                  1,422,586,740

----------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Better Brands of South Georgia LLP, Series 2003, 5.60%, 9/4/07 1                   11,000,000        11,000,000
----------------------------------------------------------------------------------------------------------------
Beverage South of Aiken LLC, 5.60%, 9/6/07 1                                       13,500,000        13,500,000
----------------------------------------------------------------------------------------------------------------
Henry Cnty., GA Development Authority Revenue Bonds, Crown
Distributing Project, 5.60%, 9/6/07 1                                              25,700,000        25,700,000
                                                                                                ----------------
                                                                                                     50,200,000

----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.2%
Citigroup Funding, Inc., 5.50%, 8/13/08 1                                         100,000,000       100,000,000
----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series C, 5.485%, 10/19/07 1                            50,000,000        50,009,989
----------------------------------------------------------------------------------------------------------------
Morgan Stanley, Series F, 5.485%, 1/18/08 1                                        32,930,000        32,948,983
                                                                                                ----------------
                                                                                                    182,958,972

----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
Bank of America Corp.:
5.45%, 11/16/07                                                                    27,100,000        26,788,199
5.45%, 11/20/07                                                                    16,625,000        16,423,653
                                                                                                ----------------
                                                                                                     43,211,852

----------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.4%
Madison Hotel Investors I LLC, Series 2005A, 5.69%, 9/4/07 1                       20,725,000        20,725,000
----------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Foxworth-Galbraith Lumber Co., 5.63%, 9/4/07 1                                     19,380,000        19,380,000
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Mississippi Business Finance Corp., Industrial Development Revenue
Bonds, Shuqualak Lumber Co., Inc. Project, Series 2003, 5.57%, 9/6/07 1            17,340,000        17,340,000
----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Bronson Lifestyle Improvement and Research Center Co., 5.68%, 9/4/07 1             17,055,000        17,055,000
----------------------------------------------------------------------------------------------------------------
OK University Hospitals Trust Revenue Bonds, Series B, 5.60%, 9/1/07 1              3,000,000         3,000,000
----------------------------------------------------------------------------------------------------------------
Premier Senior Living LLC, 5.60%, 9/4/07 1                                         23,250,000        23,250,000
                                                                                                ----------------
                                                                                                     43,305,000

----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.1%
BRCH Corp., Series 1999, 5.75%, 9/4/07 1                                            8,000,000         8,000,000
----------------------------------------------------------------------------------------------------------------
INSURANCE--3.5%
ING America Insurance Holdings, Inc.:
5.255%, 10/19/07                                                                   31,000,000        30,782,793
5.26%, 9/12/07                                                                     30,000,000        29,951,783
5.26%, 9/19/07                                                                     39,000,000        38,897,430
5.26%, 9/20/07                                                                     50,000,000        49,861,194
5.44%, 11/21/07                                                                    50,000,000        49,388,000
                                                                                                ----------------
                                                                                                    198,881,200


                 3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL
                                                                                       AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--4.8%
American Honda Finance Corp.:
5.33%, 11/9/07 1,3                                                              $  50,000,000   $    50,000,000
5.33%, 12/6/07 1,3                                                                 45,000,000        45,000,000
5.36%, 8/6/08 1,3                                                                 100,000,000       100,000,000
5.44%, 2/13/08 1,3                                                                 10,000,000        10,007,819
5.47%, 5/12/08 1,3                                                                 50,000,000        50,000,000
----------------------------------------------------------------------------------------------------------------
MRN Ltd. Partnership, 5.71%, 9/4/07 1                                               9,500,000         9,500,000
----------------------------------------------------------------------------------------------------------------
South Elgin Leasing, Inc., 5.71%, 9/4/07 1                                          8,655,000         8,655,000
                                                                                                ----------------
                                                                                                    273,162,819

----------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Bloomingdale Life Time Fitness LLC, 5.58%, 9/4/07 1                                 7,650,000         7,650,000
----------------------------------------------------------------------------------------------------------------
Prattville, AL Cooperative District Ltd. Economic Development Revenue
Bonds, Bass Pro Project, Series 2006, 5.57%, 9/6/07 1                              23,370,000        23,370,000
                                                                                                ----------------
                                                                                                     31,020,000

----------------------------------------------------------------------------------------------------------------
METALS & MINING--0.1%
Warren Cnty., KY Industrial Building Revenue Bonds, Pan-Oston Co.
Project, Series 2006, 5.60%, 9/1/07 1                                               8,000,000         8,000,000
----------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Tifton Mall, Inc., 5.60%, 9/6/07 1                                                  5,730,000         5,730,000
----------------------------------------------------------------------------------------------------------------
MUNICIPAL--1.8%
City Parc at Golden Triangle Ltd. Partnership, 5.59%, 9/6/07 1                     10,775,000        10,775,000
----------------------------------------------------------------------------------------------------------------
Gwinnett Instructional SC LLC, 5.57%, 9/6/07 1                                     20,000,000        20,000,000
----------------------------------------------------------------------------------------------------------------
Las Vegas, NV Economic Development Revenue Bonds, Keep Memory
Alive, Series B, 5.60%, 9/4/07 1                                                    3,400,000         3,400,000
----------------------------------------------------------------------------------------------------------------
Liberty Cnty., GA Industrial Improvement Revenue Bonds, Hugo Boss
USA, Inc. Project, Series 2002, 5.78%, 9/4/07 1                                     4,200,000         4,200,000
----------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL Industrial Development Authority Revenue
Bonds, Dolphin Stadium Project, Series 2007, 5.75%, 9/4/07 1                       21,500,000        21,499,360
----------------------------------------------------------------------------------------------------------------
Pinnacle Ridge Apts. Ltd. Partnership, 5.57%, 9/6/07 1                              1,500,000         1,500,000
----------------------------------------------------------------------------------------------------------------
Private Colleges and Universities Authority Revenue Bonds, Mercer
University Project, 5.65%, 9/4/07 1                                                 8,185,000         8,185,000
----------------------------------------------------------------------------------------------------------------
Richmond, VA Redevelopment & Housing Authority Revenue
Refunding Bonds, Old Manchester Project, Series B, 5.40%, 9/1/07 1                  1,810,000         1,810,000
----------------------------------------------------------------------------------------------------------------
Roanoke Rapids, Inc., 5.60%, 9/4/07 1                                              10,000,000        10,000,000
----------------------------------------------------------------------------------------------------------------
Sugar Creek Finance Co. LLC, 5.71%, 9/4/07 1                                        8,000,000         8,000,000
----------------------------------------------------------------------------------------------------------------
Thayer Properties LLC, 5.60%, 9/6/07 1                                             11,395,000        11,395,000
----------------------------------------------------------------------------------------------------------------
Woodland Park Apartments, 5.60%, 9/6/07 1                                           2,380,000         2,380,000
                                                                                                ----------------
                                                                                                    103,144,360

----------------------------------------------------------------------------------------------------------------
OIL & GAS--1.0%
Total Capital, 5.20%, 9/4/07 2                                                     56,952,000        56,927,321
----------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.6%
Procter & Gamble International Funding SCA:
5.25%, 9/13/07 2                                                                   40,000,000        39,929,933
----------------------------------------------------------------------------------------------------------------


                 4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                    PRINCIPAL
                                                                                       AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------
5.26%, 9/28/07 2                                                                $  16,000,000   $    15,936,880
5.27%, 10/15/07 2                                                                  22,500,000        22,355,075
----------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc:
5.27%, 9/13/07 2                                                                   46,300,000        46,218,666
5.27%, 9/14/07 2                                                                   43,500,000        43,417,217
5.27%, 9/28/07 2                                                                   35,800,000        35,658,501
                                                                                                ----------------
                                                                                                    203,516,272

----------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--14.0%
Carlyle Capital Investment Ltd., Series 2007-3A, 5.39%, 4/8/08 1,4                 50,000,000        50,000,000
----------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B:
5.29%, 10/4/07                                                                      7,162,000         7,127,270
6.20%, 9/4/07                                                                      64,767,000        64,733,537
6.20%, 9/5/07                                                                      13,563,000        13,553,657
6.20%, 9/17/07                                                                     16,643,000        16,597,139
----------------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
5.26%, 10/5/07                                                                     38,000,000        37,811,224
5.28%, 11/1/07                                                                     32,000,000        31,713,707
5.32%, 7/15/08 1,3                                                                 50,000,000        49,991,288
5.538%, 8/15/08 1,3                                                               100,000,000        99,971,393
----------------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
5.32%, 12/3/07 1                                                                   15,000,000        14,999,240
5.34%, 8/6/08 1,3                                                                  50,000,000        49,990,710
5.538%, 8/15/08 1,3                                                                50,000,000        49,985,697
----------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
5.34%, 7/16/08 1,3                                                                 50,000,000        49,995,642
5.47%, 5/21/08 1,3                                                                100,000,000        99,978,058
----------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.25%, 10/24/07                                                                    38,000,000        37,706,292
5.26%, 11/5/07                                                                     25,000,000        24,762,570
----------------------------------------------------------------------------------------------------------------
Union Hamilton Special Purpose Funding LLC, 5.36%, 12/17/07 1                      50,000,000        50,000,000
----------------------------------------------------------------------------------------------------------------
ZAIS Levered Loan Fund Ltd., Series 2007-6, 5.43%, 3/3/08 1,4                      50,000,000        49,997,489
                                                                                                ----------------
                                                                                                    798,914,913

                                                                                                ----------------
Total Short-Term Notes (Cost $3,487,004,449)                                                      3,487,004,449

----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $5,736,535,062)                                       100.2%    5,736,535,062
----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (0.2)      (12,946,356)

                                                                                --------------------------------
NET ASSETS                                                                              100.0%  $ 5,723,588,706
                                                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,533,349,505, or 26.79% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.


                 5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS  AUGUST 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $795,048,329 or 13.89% of the Fund's net assets as of August 31, 2007.

4. Illiquid security. The aggregate value of illiquid or restricted securities as of August 31, 2007 was $127,106,332, which represents 2.22% of the Fund's net assets. See accompanying Notes.

NOTES TO STATEMENTS OF INVESTMENTS

SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

ILLIQUID SECURITIES

As of August 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund


By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 10/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Financial Officer
Date: 10/09/2007


By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Executive Officer
Date: 10/09/2007